UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: June 30,2012
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California July 30, 2012

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		$27,071
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1860 22048.000SH       SOLE                22048.000
*** SCHLUMBERGER LTD           COM              806857108      996 15341.000SH       SOLE                15341.000
ACCENTURE PLC.                 COM              G1151C101     1128 18767.000SH       SOLE                18767.000
CERNER CORP                    COM              156782104     1371 16592.000SH       SOLE                16592.000
CHEVRON CORP                   COM              166764100     1130 10710.000SH       SOLE                10710.000
CISCO SYS INC                  COM              17275r102      536 31226.000SH       SOLE                31226.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1291 21510.000SH       SOLE                21510.000
CONOCOPHILLIPS                 COM              20825c104      747 13373.000SH       SOLE                13373.000
EMC CORP                       COM              268648102     1332 51954.000SH       SOLE                51954.000
EOG RESOURCES, INC.            COM              26875P101      802 8900.000 SH       SOLE                 8900.000
EXXON MOBIL CORP               COM              30231g102     1230 14375.996SH       SOLE                14375.996
FLOWSERVE CP                   COM              34354P105      947 8257.000 SH       SOLE                 8257.000
INTEL CORP                     COM              458140100      383 14359.000SH       SOLE                14359.000
JOHNSON & JOHNSON              COM              478160104     1091 16152.000SH       SOLE                16152.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1377 14873.000SH       SOLE                14873.000
MICROSOFT CORP                 COM              594918104      919 30038.000SH       SOLE                30038.000
MONSANTO CO                    COM              61166W101     1008 12175.000SH       SOLE                12175.000
MONSTER BEVERAGE CORP          COM              411310105     1106 15540.000SH       SOLE                15540.000
P G & E CORPORATION            COM              69331c108      212 4692.000 SH       SOLE                 4692.000
PRUDENTIAL FINANCIAL INC       COM              744320102      728 15023.000SH       SOLE                15023.000
RESMED INC.                    COM              761152107      808 25900.000SH       SOLE                25900.000
STERICYLE, INC.                COM              858912108     1349 14714.000SH       SOLE                14714.000
STRYKER CORP                   COM              863667101      971 17624.000SH       SOLE                17624.000
TARGET CORP                    COM              87612e106     1137 19544.000SH       SOLE                19544.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1156 19021.000SH       SOLE                19021.000
WATERS CORP                    COM              941848103     1455 18308.000SH       SOLE                18308.000